Acquisitions (Purchase Price) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended			12 Months Ended
	Dec. 31, 2014	Apr. 29, 2013	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 1,887,963		$ 1,759,898	$ 1,759,898	$ 1,855,691
Enzymatics
Business Acquisition [Line Items]
Cash consideration	114,224
Fair value of contingent consideration	11,500
Purchase price	125,724
Cash and cash equivalents	1,178
Accounts receivable	2,813
Prepaid and other current assets	1,303
Fixed and other long-term assets	1,358
Accounts payable	(3,090)
Accruals and other current liabilities	(1,940)
Long term deferred tax liability	(21,191)
Goodwill	87,793
Assets acquired, goodwill, and liabilities assumed, net	125,724
Ingenuity
Business Acquisition [Line Items]
Cash consideration		106,932
Purchase price		106,932
Cash and cash equivalents	4,449
Accounts receivable	2,018
Prepaid and other current assets	1,834
Current deferred tax asset	3,126
Fixed and other long-term assets	2,648
Long-term deferred tax asset	13,203
Accounts payable	(2,662)
Accruals and other current liabilities	(14,558)
Long term deferred tax liability	(16,402)
Goodwill	69,479
Long-term liabilities assumed	(557)
Assets acquired, goodwill, and liabilities assumed, net	106,932
AmniSure
Business Acquisition [Line Items]
Cash consideration			101,415
Fair value of contingent consideration			4,530	4,530
Purchase price			105,945
Working capital			5,297	5,297
Fixed and other long-term assets			267	267
Long term deferred tax liability			(5,202)	(5,202)
Goodwill			44,369	44,369
Long-term liabilities assumed			(461)	(461)
Assets acquired, goodwill, and liabilities assumed, net			105,945	105,945
Developed technology, licenses, and know how | Enzymatics
Business Acquisition [Line Items]
Intangible assets	28,600
Developed technology, licenses, and know how | Ingenuity
Business Acquisition [Line Items]
Intangible assets	37,903
Developed technology, licenses, and know how | AmniSure
Business Acquisition [Line Items]
Intangible assets			28,941	28,941
Tradenames | Enzymatics
Business Acquisition [Line Items]
Intangible assets	6,600
Tradenames | Ingenuity
Business Acquisition [Line Items]
Intangible assets	3,359
Tradenames | AmniSure
Business Acquisition [Line Items]
Intangible assets			2,692	2,692
In process research and development | Ingenuity
Business Acquisition [Line Items]
Intangible assets	2,069
In process research and development | AmniSure
Business Acquisition [Line Items]
Intangible assets			4,522	4,522
Customer relationships | Enzymatics
Business Acquisition [Line Items]
Intangible assets	22,300
Customer relationships | Ingenuity
Business Acquisition [Line Items]
Intangible assets	1,023
Customer relationships | AmniSure
Business Acquisition [Line Items]
Intangible assets			$ 25,520	$ 25,520